General	6 Months Ended
Jun. 30, 2023
Disclosure Of General Information [Abstract]
General
Note 1:	General

a.
Description of the Company and its operations:

MediWound Ltd. Was incorporated in Israel. The Company which is located in Yavne, Israel (The "Company" or "MediWound"), is biopharmaceutical company that develops, manufactures and commercializes novel, cost effective, bio-therapeutic, non-surgical solutions for tissue repair and regeneration. The Company’s strategy leverages its breakthrough enzymatic technology platform into diversified portfolio of biotherapeutics across multiple indications to pioneer solutions for unmet medical needs.  The Company’s current portfolio is focused on next-generation protein-based therapies for burn care, wound care and tissue repair.

The Company's first innovative biopharmaceutical product, NexoBrid, has received in December 2022, an approval from the U.S. Food and Drug Administration (“FDA”) and marketing approval in each of India, Switzerland and Japan. In addition it has a marketing authorization from the European Medicines Agency (“EMA”) and regulatory agencies in other international markets for removal of dead or damaged tissue, known as eschar, in adults with deep partial and full thickness thermal burns.

The Company commercialize NexoBrid globally through multiple sales channels.

•	The Company sell NexoBrid to burn centers in the European Union, United Kingdom and Israel, primarily through its commercial organizations.
•
The Company have established local distribution channels in multiple international markets, focusing on Asia Pacific, EMEA, CEE and LATAM, which local distributors are also responsible for obtaining local marketing authorization within the relevant territories.

•	In the United States, the Company entered into exclusive license and supply agreements with Vericel Corporation (“Vericel”) to commercialize NexoBrid in North America upon FDA approval.

The Company’s second investigational next-generation enzymatic therapy product, EscharEx, a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds, is currently under discussions with the FDA regarding the pivotal Phase 3 study design.

The third clinical-stage innovative product candidate, MW005, is a topical applied biological drug candidate for the treatment of non-melanoma skin cancers. A U.S. phase 1/2 study of MW005 for the treatment of low-risk basal cell carcinoma (BCC) was initiated in July 2021, and an investigator-initiated phase II trial of MW005 in non-melanoma skin cancer is being conducted in parallel in Israel. In December 2022, the Company announced final positive results from the study. Based on the positive results, The Company plan to continue enrolling patients in its Phase 1/2 study.

b.	The Company's securities are listed for trading on NASDAQ since March 2014.

c.
The Company has three wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm, and MediWound UK Limited and MediWound US, Inc. which are currently inactive companies.

d.
The Company awarded two contracts with the U.S. Biomedical Advanced Research and Development Authority ("BARDA") valued at up to $209,000 for the advancement of the development, manufacturing and emergency readiness for NexoBrid deployment as well as the procurement of NexoBrid as a medical countermeasure as part of BARDA preparedness for mass casualty events.

On May 9, 2023 BARDA has awarded an additional $10,000 to the Company. The supplemental funding will support $7,000 R&D activities and $3,000 replenishment of expired product previously procured for emergency preparedness, the pediatric indication sBLA submission to the U.S. Food and Drug Administration (FDA), and enrollment of an additional 50 patients in the ongoing expanded access treatment protocol (NEXT).

e.
Our Partner, Vericel Corporation Inc. (“Vericel”) has received the first lot of NexoBrid® finished product from the company for the U.S. commercial market in June 2023, which currently is warehoused at Vericel’s third-party logistics distributor. Although this NexoBrid finished product batch has met all required release criteria for distribution in the U.S., Vericel is unable to release this product into the commercial channel at this time due to a deviation associated with a third-party testing lab used during the manufacturing process. A detailed risk assessment prepared by the Company and Vericel has concluded that the deviation presents no incremental risk to the finished product’s quality and safety, and the company actively engaged with Vericel and the U.S. Food and Drug Administration (FDA) to address this matter. Future manufacturing of NexoBrid drug product for the U.S. market will not be impacted because the at-issue test will be conducted directly by the Company. As the FDA has not yet authorized the commercial release of the finished product affected by the deviation, the company is currently preparing for a production campaign scheduled to begin in September 2023.

f.
In 2022 the Company engaged with the U.S. Department of Defense (DoD), through the Medical Technology Enterprise Consortium (MTEC), for a $1,800 contract for the development of NexoBrid as a non-surgical solution for field-care burn treatment for the U.S. Army. This contract was amended in April 2023 to extend the total value, up to a total amount of $2,700.